Income Tax	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Tax

8	Income Tax
Income tax for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, comprised current income taxes, other taxes and deferred taxes. We are subject to corporate taxes, the solidarity surcharge and trade taxes. Our corporate tax rate in the reporting year remained unchanged (15.0%) as did the solidarity surcharge (5.5%) whereas the average trade tax rate changed resulting in a combined income tax rate of 27.25% in the year ended December 31, 2022 (during the years ended December 31, 2021 and 2020: 30.72% and 30.79%, respectively). Deferred taxes are calculated at a rate of 27.2%. Deferred taxes for Austria are calculated at a corporate tax rate of 25.0%. Austria’s decrease of its corporate tax rate down to 23.0% in 2024 will be recognized from 2023 onwards. BioNTech USA Holding, LLC is subject to Federal Corporate Income Tax (21.0%) as well as State Income Tax in various state jurisdictions (effective rate of 4.7%). The deferred tax rates calculations basis remained unchanged compared to the previous period.
The following table illustrates the current and deferred taxes for the periods indicated:

	Years ended December 31,
(in millions)	2022	2021	2020
Current income taxes	€3,629.6	€4,535.0	€—
Deferred taxes	(109.9)	218.9	(161.0)

Income taxes	€3,519.7	€4,753.9	€(161.0)

The following table reconciles the expected income taxes to the actual current income taxes and deferred taxes as presented in the table above. The expected income taxes were calculated using the combined income tax rate of BioNTech SE applicable to the Group and mentioned above which was applied to profit before taxes to calculate the expected income taxes.

	Years ended December 31,
(in millions)	2022	2021	2020 (1)
Profit / (Loss) before tax	€12,954.1	€15,046.4	€(145.8)

Expected tax credit / (benefit)	€3,529.7	€4,622.5	€(44.9)

Effects
Deviation due to local tax basis	8.9	9.1	0.6
Deviation due to deviating income tax rate (Germany and foreign countries)	7.3	9.4	1.3
Change in valuation allowance	30.6	3.0	(26.2)
Effects from tax losses	23.2	19.5	(90.4)
Change in deferred taxes due to tax rate change	(2.3)	(7.5)	—
Non-deductible expenses	2.5	90.5	0.8
Non tax-effective income	(87.9)	(0.3)	—
Non tax-effective share-based payment expenses	8.7	15.5	9.8
Tax-effective equity transaction costs	—	(1.2)	(10.2)
Adjustment prior year taxes	(31.5)	(2.9)	0.3
Non-tax effective bargain purchase	—	(0.7)	(2.2)
Other effects	30.5	(3.0)	0.1

Income taxes	€3,519.7	€4,753.9	€(161.0)

Effective tax rate	27.2%	31.6%	n.m. (2)

(1)	Certain amounts have been combined in the prior period to conform with the current period presentation.
(2)	The information is not meaningful due to the loss before tax in the respective period.
The
non-tax
effective income of €87.9
million mainly contained the finance income effect of the final fair value measurement adjustments of the derivative embedded within the convertible note upon the early redemption of the convertible note as of March 1, 2022.
On November 15, 2018, we established a share option program pursuant to which we were permitted to grant selected employees and our Management Board options to receive shares in the Company. The program is designed as an Employee Stock Ownership Plan, or ESOP. We offered the participants a certain number of rights, or option rights, subject to their explicit acceptance. Grants under the ESOP took place from November 2018 until December 2019. An exercise of option rights in accordance with the terms of the ESOP gives a participant the right to obtain shares against payment of the exercise price. By way of an updated decision of the Supervisory Board at the end of September 2022 compared to the initial settlement mechanism, an ESOP settlement may be made by delivery to the participant of such number of ADSs equal to the net value of the exercised option rights after deduction of (i) the exercise price and (ii) the applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise. The respective number of ADS shall be settled with ADS acquired in the course of the share repurchase program. The applicable wage taxes (including solidarity surcharge thereon and church tax, if applicable) and social security contributions resulting from such exercise are paid in cash directly to the respective authorities. Tax expenses on the settlement are only recognized once the option rights have been exercised. After considering the settlement in the three months ended December 31, 2022, a deferred tax asset remained in our consolidated statement of financial position of €
33.4 million which relates to future settlements. As the current tax effect resulting from the settlement exceeded the amount of the related cumulative remuneration expense, the current tax associated with the excess was directly recognized in equity in the amount of €368.8 million.

The settlement mechanism of the
LTI-plus
program (see Note 16.1 for plan details) in the course of the three months ended December 31, 2022
,
led to a decrease in payable income taxes in the amount of €14.0 million. Thereof current income taxes in the total amount of €8.7 million were recognized in our consolidated financial statements of profit or loss to the extent expenses have been recognized with an effect of profit and loss in the past. As the current tax effect resulting from the settlement exceeded the amount of the related cumulative remuneration expense, the current tax associated with the excess was directly recognized in equity in the amount of €5.3 million.
The current actual tax savings associated with the excess were directly recognized in equity in a total amount of
€374.1

million. Considering these tax amounts directly recognized in equity when calculating an effective tax rate, the tax rate would be decreased by about three percentage points.
Taxes
Deferred taxes for the periods indicated relate to the following:

Year ended December 31, 2022
(in millions)	January 1, 2022	Recognized in P&L	Recognized in OCI	Recognized directly in equity	December 31, 2022
Fixed assets	€(6.5)	€22.3	€—	€—	€15.8
Right-of-use assets	(47.5)	(8.3)	—	—	(55.8)
Inventories	1.8	147.1	—	—	148.9
Trade and other receivables	(95.6)	(67.1)	—	—	(162.7)
Contract liabilities	10.6	(20.6)	—	—	(10.0)
Lease liabilities, loans and borrowings	71.8	(9.0)	—	—	62.8
Net employee defined benefit liabilities	0.9	(0.5)	0.3	—	0.7
Share-based payments	—	8.5	—	179.9	188.4
Other provisions	6.3	4.7	—	—	11.0
Other (incl. deferred expenses)	1.6	59.9	—	—	61.5
Tax losses / tax credits	70.9	28.6	—	—	99.5

Deferred tax assets net (before valuation adjustment)	€14.3	€165.6	€0.3	€179.9	€360.1

Valuation adjustment	(81.0)	(55.7)	—	—	(136.7)

Deferred tax assets / (liabilities), net (after valuation adjustment)	€(66.7)	€109.9	€0.3	€179.9	€223.4

Thereof deferred tax assets	€—	€58.9	€—	€179.9	€238.8

Thereof deferred tax liability	€(66.7)	€60.2	€0.3	€—	€(6.2)

Year ended December 31, 2021
(in millions)	January 1, 2021	Recognized in P&L	Recognized in OCI	Acquisition of subsidiaries and businesses	December 31, 2021
Fixed assets	€5.6	€(1.3)	€—	€(10.8)	€(6.5)
Right-of-use assets	(30.0)	(17.5)	—	—	(47.5)
Inventories	1.0	0.8	—	—	1.8
Trade and other receivables	(3.0)	(92.6)	—	—	(95.6)
Lease liabilities	—	—	—	—	—
Lease liabilities, loans and borrowings	25.9	45.9	—	—	71.8
Contract liabilities	23.4	(12.8)	—	—	10.6
Net employee defined benefit liabilities	0.8	0.1	—	—	0.9
Other provisions	1.5	4.8	—	—	6.3
Other (incl. deferred expenses)	10.6	(9.0)	—	—	1.6
Tax losses / tax credits	175.7	(106.8)	—	2.0	70.9

Deferred tax assets net (before valuation adjustment)	€211.5	€(188.4)	€—	€(8.8)	€14.3

Valuation adjustment	(50.5)	(30.5)	—	—	(81.0)

Deferred tax assets / (liabilities), net (after valuation adjustment)	€161.0	€(218.9)	€—	€(8.8)	€(66.7)

As of December 31, 2022, our accumulated tax losses comprised tax losses of German entities not within the tax group (as of December 31, 2022: BioNTech BioNTainer Holding GmbH and BioNTech Idar-Oberstein Services GmbH, NT Security and Services GmbH, BioNTech Real Estate Verwaltungs GmbH and the Real Estate partnerships; as of December 31, 2021: BioNTech Innovation and Services Marburg GmbH, BioNTech Innovation GmbH, BioNTech Real Estate Verwaltungs GmbH and the Real Estate partnerships) and U.S. tax group. Up until the year ended December 31, 2021, our accumulated tax losses also comprised those of the German tax group. Our accumulated tax losses for the periods indicated amounted to the following:

	Years ended December 31,
(in millions)	2022	2021	2020
Corporate tax	€352.3	€272.0	€596.4
Trade tax	204.1	170.6	513.6

	Years ended December 31,
(in millions)	2022	2021	2020
Federal tax credits	€10.5	€4.0	€0.8
State tax credits	4.1	1.6	0.3
Up until the year ended December 31, 2022, deferred tax assets on tax losses had not been recognized, as there was not sufficient probability in terms of IAS 12 that there would have been future taxable profits available against which the unused tax losses could have been utilized.
During the year ended December 31, 2021, deferred tax assets on tax losses which had been recognized for the losses incurred by the German tax group were fully utilized (as per the end of each quarter during the year ended December 31, 2021, a proportionate amount of the deferred tax assets related to the tax loss carryforward was utilized). The change in deferred taxes was also supplemented by deferred taxes on temporary differences.

Since December 2020, our
COVID-19
vaccine has been fully approved, granted conditional marketing authorization, or approved or authorized for emergency or temporary use in over 100 countries and regions worldwide, which resulted in recognition of revenues from the commercial sale of pharmaceutical products for the first time. Therefore as of December 31, 2020, it was considered highly probable that taxable profits for the German tax group would be available against which the tax losses could be utilized. On this basis, we had recognized deferred tax assets and liabilities with a net amount of €161.0 million for the cumulative tax losses and temporary differences determined for the German tax group as of December 31, 2020.
The intended settlement mechanism of Option Rights of the Chief Executive Officer Grant (see Note 16.4 for plan details) led, based on IAS 12, to a deferred tax asset in the total amount of €
153.6
 million as of December 31, 2022. Thereof a deferred tax asset in the amount of €
6.4
 million is recognized as income taxes in our consolidated statements of profit or loss to the extent expenses have been recognized with an effect of profit and loss in the past. In accordance with IAS 12.68c, the remainder in the amount of €
147.2
 million is recognized directly in equity as other reserves in our consolidated statements of changes in stockholders’ equity.
As of December 31, 2022, we have not recognized deferred tax assets for unused tax losses and temporary differences at amount of €136.7 million (December 31, 2021: €81.0 million December 31, 2020 €50.5 million) as there is not sufficient probability in terms of IAS 12 that there will be future taxable income available against which the unused tax losses and temporary differences can be utilized.
These amounts included tax losses at an amount of €304.0 million U.S. federal tax losses and €184.6 million US state tax losses (December 31, 2021: €238.1 million U.S. federal tax losses and €147.4 million U.S. state tax losses, December 31, 2020: €136.8 million U.S. federal tax losses and €60.9 million U.S. state tax losses ) related to the US tax group, thereof €24.0 million U.S. federal losses and thereof €179.0 million U.S. state tax losses that begin to expire at various dates beginning in 2033. All other material unused tax losses and temporary differences can be carried forward indefinitely.